DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 13,208,504	$ 14,846,925	$ 26,280,304	$ 26,466,001	$ 56,239,667	$ 55,406,337
Greece [Member]
Revenue	13,152,257	14,504,869	26,161,295	25,958,364	55,564,240	51,259,784
Libya [Member]
Revenue					0	1,028
Cyprus [Member]
Revenue		64,225	0	78,948	112,640	36,987
Croatia [Member]
Revenue	15,416	11,982	26,752	11,982	18,441	24,840
Denmark [Member]
Revenue		14	0	54,700	53,710	537,098
France [Member]
Revenue					0	18,988
Germany [Member]
Revenue	13,208,504	14,846,925	26,280,304	13,617	13,370	1,314,381
Ireland [Member]
Revenue					0	36,349
Italy [Member]
Revenue		4	0	15,731	15,446	75,183
Jordan [Member]
Revenue					0	29,635
Netherlands [Member]
Revenue					0	188,890
Poland [Member]
Revenue					0	29,358
UK [Member]
Revenue	$ 40,831	$ 265,828	$ 92,257	$ 332,659	$ 461,820	$ 1,853,816